Finance income (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule Of Finance Income	Finance income

	2017	2016	2015
	$M	$M	$M
Bank interest received	0.2	0.2	0.2
Other interest received	0.3	0.3	0.3
Foreign exchange gains on financing activities	—	0.7	—
Total finance income	0.5	1.2	0.5